Equity Transactions with Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Equity Transactions With Non Controlling Interests [Abstract]
Summary of Differences Recognized from Equity Transactions

The above transaction were accounted for as equity transactions, since the Company did not cease to have control over the subsidiary.

For the Year Ended December 31 2019
Cash consideration received	$2,500,000
The proportionate share of the carrying amount of the net assets of the subsidiary transferred from non-controlling interests	(1,123,651)
Difference recognized from equity transaction	$1,376,349

For the Year Ended December 31 2019
Line item adjusted for equity transaction
Capital surplus - changes in percentage of ownership interests in subsidiary	$1,376,349